Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 25, 2019
Document Creation Date	dei_DocumentCreationDate	Oct. 11, 2019